Note 9 - Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability value

The following presents the derivative liability value by instrument type at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2012
Convertible debentures	$256,892	$–
Common stock warrants	100,968	–
	$357,860	$–

Fair market value of the derivative liability

The following is a summary of changes in the fair market value of the derivative liability during the nine months ended September 30, 2012 and the year ended December 31, 2011:

Derivative Liability Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	261,441
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	32,189
Balance, September 30, 2012	$357,860